General Company Information (Details) - Schedule group’s principal subsidiaries	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Procaps S.A. [Member]
General Company Information (Details) - Schedule group’s principal subsidiaries [Line Items]
Place of business/country of incorporation			Colombia
Percentage of Ownership Interests	100.00%	100.00%	100.00%
Percentage of Non-controlling interests
Principal activities			Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
C.I. Procaps S.A. [Member]
General Company Information (Details) - Schedule group’s principal subsidiaries [Line Items]
Place of business/country of incorporation			Colombia
Percentage of Ownership Interests	100.00%	100.00%	100.00%
Percentage of Non-controlling interests
Procaps S.A. de C.V (previously Laboratorios Lopez S.A. de C.V.) [Member]
General Company Information (Details) - Schedule group’s principal subsidiaries [Line Items]
Place of business/country of incorporation			El Salvador
Percentage of Ownership Interests	100.00%	100.00%	100.00%
Percentage of Non-controlling interests
Softcaps - Colbras [Member]
General Company Information (Details) - Schedule group’s principal subsidiaries [Line Items]
Place of business/country of incorporation			Brazil
Percentage of Ownership Interests	100.00%	100.00%	100.00%
Percentage of Non-controlling interests
Diabetrics Healthcare S.A.S. [Member]
General Company Information (Details) - Schedule group’s principal subsidiaries [Line Items]
Place of business/country of incorporation			Colombia
Percentage of Ownership Interests	100.00%	100.00%	100.00%
Percentage of Non-controlling interests
Principal activities			Diabetes solutions and chronic disease management tool.